Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes	34 — Income Taxes
Income tax expense (benefit)

in € m.	2025	2024	2023
Current tax expense (benefit):
Tax expense (benefit) for current year	1,814	1,330	1,284
Adjustments for prior years	(60)	(16)	56
Total current tax expense (benefit)	1,754	1,314	1,340
Deferred tax expense (benefit):
Origination and reversal of temporary differences, unused tax losses and tax credits	696	900	1,158
Effect of changes in tax law and/or tax rate	(235)	23	7
Adjustments for prior years	40	(13)	(1,002)
Total deferred tax expense (benefit)	501	909	163
Total income tax expense (benefit)	2,255	2,223	1,503

Total deferred tax expense (benefit) includes benefits from previously unrecognized tax losses (tax credits/deductible temporary differences) and the reversal of previous write-downs and expenses arising from write-downs of deferred tax assets. The deferred tax expense (benefit) was positively impacted by € 16 million in 2024 and by € 1.1 billion in 2023.
The Global Minimum Taxation Rules or Pillar 2 rules became applicable to Deutsche Bank starting in 2024, with Deutsche
Bank AG as the ultimate parent. The bank is required to annually determine the global minimum tax or Pillar 2 liability for group entities in close to 60 jurisdictions. Temporary relief from detailed Pillar 2 calculations, which is determined on a jurisdiction-by-jurisdiction basis, may be available under transitional safe harbor provisions. These safe harbor provisions, which are applicable in tax years 2024-2026, are based on the bank’s country-by-country reports filed annually with the
German tax authorities and certain other financial data. Uncertainties remain regarding the application of the Pillar 2 rules, further legislative developments and interpretative guidance in many countries are expected over time, and implementation efforts are ongoing. The bank has estimated the potential impact on its financial position for 2025 on a best effort basis and recognized a Pillar 2 related current tax expense of € 3 million (2024: € 3 million). The assessment considered a number of qualitative and quantitative factors: (1) the bank’s blended statutory tax rate across all applicable jurisdictions amounted to 27% (2024: 28%), which is significantly higher than the minimum tax rate of 15%; (2)
only five countries (2024: six) applied a statutory tax rate of less than 15% to the bank’s operations; and (3) based on an analysis of the most recently available country-by-country data, the bank is estimated to qualify for relief under the transitional safe harbor provisions in most of the jurisdictions it operates in.
Difference between applying German statutory (domestic) income tax rate and actual income tax expense (benefit)

in € m.	2025	2024	2023
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2024 and 31.3% for 2023)	2,839	2,098	2,490
Foreign rate differential	(346)	(192)	(85)
Tax-exempt gains on securities and other income	(302)	(246)	(319)
Loss (income) on equity method investments	—	(6)	—
Nondeductible expenses	233	520	392
Impairments of goodwill	—	—	55
Changes in recognition and measurement of deferred tax assets[1]	(4)	(59)	(1,238)
Effect of changes in tax law and/or tax rate	(235)	23	7
Effect related to share-based payments	—	(1)	—
Other[1]	70	85	201
Actual income tax expense (benefit)	2,255	2,223	1,503
[1]Current and deferred tax expense (benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets”
and “Other”
The domestic income tax rate, including corporate tax, solidarity surcharge, and trade tax, used for calculating deferred tax assets and liabilities was 31.3% for 2025, 2024 and 2023.
Changes in recognition and measurement of deferred tax assets in 2023 mainly included the effect of the recognition of previously unrecognized deferred tax assets in the U.K. In determining the amount of deferred tax assets, the Group uses historical tax capacity and profitability information and, if relevant, forecasted operating results based upon approved business plans, including a review of the eligible carry-forward periods, available tax planning opportunities and other relevant considerations.
On July 11, 2025, the German Federal Council passed a new tax law (Gesetz für ein steuerliches
Investitionssofortprogramm zur Stärkung des Wirtschaftsstandorts Deutschland). Effective January 1, 2028, the German
corporate tax rate will gradually decline over a five-year period ending in 2032 from the current 15% to 10%. In 2025, deferred tax assets and liabilities related to the Group’s operations in Germany that are estimated to reverse after
December 31, 2027 were remeasured to reflect the lower future tax rates. The remeasurement resulted in a positive net impact on the Group’s consolidated financial statements of € 97 million. € 234 million was recognized as a tax benefit in profit or loss and € 137 million was recognized as an expense in other comprehensive income.
The Group is under continuous examinations by tax authorities in various jurisdictions. “Other” in the preceding table includes the effects of these examinations by the tax authorities.
Income taxes credited or charged to equity (other comprehensive income/additional paid in capital)

in € m.	2025	2024	2023
Actuarial gains (losses) related to defined benefit plans	(145)	(115)	137
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	30	54	18
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains (losses) arising during the period	(169)	113	59
Realized net gains (losses) arising during the period (reclassified to profit or loss)	10	13	1
Derivatives hedging variability of cash flows:
Unrealized net gains (losses) arising during the period	12	73	(132)
Net gains (losses) reclassified to profit or loss	16	(64)	(110)
Other equity movement:
Unrealized net gains (losses) arising during the period	15	141	151
Net gains (losses) reclassified to profit or loss	—	6	—
Income taxes credited (charged) to other comprehensive income	(231)	221	124
Other income taxes credited (charged) to equity	235	104	50

Major components of the Group’s gross deferred tax assets and liabilities

in € m.	Dec 31, 2025	Dec 31, 2024
Deferred tax assets:
Unused tax losses	2,720	3,966
Unused tax credits	326	172
Deductible temporary differences:
Trading activities, including derivatives	3,154	3,634
Employee benefits, including equity settled share based payments	1,814	1,755
Accrued interest expense	1,621	1,477
Loans and borrowings, including allowance for loans	886	846
Leases	806	857
Intangible Assets	46	52
Fair value OCI (IFRS 9)	410	496
Other assets	525	525
Other provisions	177	237
Other liabilities	4	6
Total deferred tax assets pre offsetting	12,489	14,023
Deferred tax liabilities:
Taxable temporary differences:
Trading activities, including derivatives	4,432	4,874
Employee benefits, including equity settled share based payments	515	324
Loans and borrowings, including allowance for loans	465	538
Leases	718	762
Intangible Assets	763	752
Fair value OCI (IFRS 9)	50	45
Other assets	280	270
Other provisions	111	292
Other liabilities	6	38
Total deferred tax liabilities pre offsetting	7,340	7,895
Deferred tax assets on unused tax credits included € 322 million and € 151 million as of December 31, 2025 and
December 31, 2024 related to the corporate alternative minimum tax in the U.S.
Deferred tax assets and liabilities, after offsetting

in € m.	Dec 31, 2025	Dec 31, 2024
Presented as deferred tax assets	5,743	6,702
Presented as deferred tax liabilities	594	574
Net deferred tax assets	5,149	6,128

The change in the balance of deferred tax assets and deferred tax liabilities might not equal the deferred tax expense
(benefit). In general, this is due to (1) deferred taxes that are booked directly to equity, (2) the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, (3) the acquisition and disposal of entities as part of ordinary activities and (4) the reclassification of deferred tax assets and liabilities which are presented otherwise on the face of the balance sheet as components of other assets and liabilities.
Items for which no deferred tax assets were recognized

in € m.	Dec 31, 2025¹	Dec 31, 2024¹
Deductible temporary differences	(29)	(39)
Not expiring	(4,934)	(4,945)
Expiring in subsequent period	(20)	(2)
Expiring after subsequent period	(36)	(77)
Unused tax losses	(4,990)	(5,024)
Expiring after subsequent period	—	—
Unused tax credits	(1)	(1)
[1]Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes
Deferred tax assets were not recognized on these items because it is not probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized.
As of December 31, 2025 and December 31, 2024, the Group recognized deferred tax assets of € 241 million and
€ 4.0 billion, respectively, that exceeded deferred tax liabilities in entities which have suffered a tax loss in either the current or preceding period. This is based on management’s assessment that it is probable that the respective entities will have taxable profits against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. In determining the amounts of deferred tax assets to be recognized, management uses historical profitability information and, if relevant, forecasted operating results, based upon approved business plans, including a review of the eligible carry-forward periods, tax planning opportunities and other relevant considerations.
As of December 31, 2025 and December 31, 2024, the Group had temporary differences associated with the Group’s parent company’s investments in subsidiaries, branches and associates and interests in joint ventures of € 259 million and
€ 286 million respectively, in respect of which no deferred tax liabilities were recognized.